UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Equity Dividend Trust (BDV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Equity Dividend Trust (BDV)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 5.9%
General Dynamics Corp.(a)	80,700	$5,498,898
Honeywell International, Inc.(a)	88,000	4,672,800
Northrop Grumman Corp.(a)	88,300	5,343,033
Raytheon Co.(a)	163,700	7,322,301
Rockwell Collins, Inc.	23,300	1,283,597
United Technologies Corp.(a)	116,300	9,634,292

		33,754,921

Air Freight & Logistics – 0.8%
United Parcel Service, Class B(a)	65,600	4,540,832

Auto Components – 0.6%
Johnson Controls, Inc.(a)	85,200	3,148,140

Beverages – 2.3%
The Coca-Cola Co.(a)	110,600	7,521,906
Diageo Plc - ADR(a)	72,000	5,849,280

		13,371,186

Capital Markets – 0.3%
The Bank of New York Mellon Corp.(a)	57,700	1,448,847

Chemicals – 3.7%
Air Products & Chemicals, Inc.	17,000	1,508,410
The Dow Chemical Co.	113,400	3,954,258
E.I. du Pont de Nemours & Co.(a)	172,300	8,859,666
Olin Corp.(a)	120,100	2,511,291
Praxair, Inc.(a)	42,500	4,404,700

		21,238,325

Commercial Banks – 6.7%
Bank of Nova Scotia	114,000	6,464,514
M&T Bank Corp.(a)	16,400	1,414,336
National Bank of Canada	92,000	7,130,253
The Toronto-Dominion Bank(a)	57,300	4,576,551
U.S. Bancorp(a)	239,900	6,251,794
Wells Fargo & Co.(a)	435,800	12,176,252

		38,013,700

Computers & Peripherals – 0.7%
Hewlett-Packard Co.(a)	107,800	3,790,248

Consumer Finance – 1.1%
American Express Co.(a)	120,900	6,049,836

Containers & Packaging – 0.4%
Temple-Inland, Inc.(a)	78,200	2,347,564

Diversified Financial Services – 3.3%
Bank of America Corp.(a)	435,000	4,223,850
JPMorgan Chase & Co.(a)	365,300	14,776,385

		19,000,235

Diversified Telecommunication Services – 5.5%
AT&T Inc.(a)	333,700	9,764,062
BCE, Inc.(a)	54,500	2,080,265
CenturyLink, Inc.(a)	234,200	8,691,162
Frontier Communications Corp.(a)	36,600	274,134
Verizon Communications, Inc.	251,100	8,861,319
Windstream Corp.	147,500	1,800,975

		31,471,917

Electric Utilities – 3.3%
American Electric Power Co., Inc.(a)	68,300	2,517,538
Duke Energy Corp.	114,100	2,122,260
FirstEnergy Corp.	23,800	1,062,670
ITC Holdings Corp.(a)	18,200	1,278,732
NextEra Energy, Inc.	79,100	4,370,275
Northeast Utilities(a)	57,800	1,965,200
PPL Corp.(a)	54,200	1,512,180
The Southern Co.(a)	96,000	3,795,840

		18,624,695

Electrical Equipment – 0.3%
Rockwell Automation, Inc.(a)	26,800	1,923,168

Energy Equipment & Services – 0.8%
Schlumberger Ltd.(a)	47,200	4,265,464

Food & Staples Retailing – 0.8%
Wal-Mart Stores, Inc.	85,400	4,501,434

Food Products – 4.4%
General Mills, Inc.(a)	129,500	4,836,825
HJ Heinz Co.	70,800	3,726,912
Kraft Foods, Inc., Class A(a)	132,300	4,548,474
Mead Johnson Nutrition Co.(a)	76,400	5,452,668
Unilever NV	203,500	6,609,680

		25,174,559

Hotels, Restaurants & Leisure – 1.7%
McDonald’s Corp.	108,600	9,391,728

Household Products – 1.8%
Kimberly-Clark Corp.	50,550	3,303,948
The Procter & Gamble Co.(a)	114,100	7,016,009

		10,319,957

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trusts’ Schedules of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	JPY	Japanese Yen
	AUD	Australian Dollar	MXN	Mexican Peso
	BRL	Brazil Real	MYR	Malaysian Ringgit
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	NVDR	Non-Voting Depository Receipt
	CLP	Chilean Peso	PEN	Peruvian Neuvo Sol
	DKK	Danish Krone	PHP	Philippine Peso
	EUR	Euro	REIT	Real Estate Investment Trust
	GBP	British Pound	SEK	Swedish Krona
	GDR	Global Depositary Receipt	SGD	Singapore Dollar
	HKD	Hong Kong Dollar	TWD	Taiwan Dollar
	ILS	Israeli Shekel	USD	US Dollar
	KRW	South Korean Won	ZAR	South African Rand

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Equity Dividend Trust (BDV)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Industrial Conglomerates – 2.7%
3M Co.	61,200	$5,332,968
General Electric Co.(a)	547,300	9,802,143

		15,135,111

Insurance – 3.1%
Chubb Corp.	94,400	5,898,112
Prudential Financial, Inc.(a)	74,900	4,395,132
The Travelers Cos., Inc.	137,800	7,596,914

		17,890,158

IT Services – 2.2%
Automatic Data Processing, Inc.(a)	30,000	1,544,700
International Business Machines Corp.(a)	61,100	11,111,035

		12,655,735

Leisure Equipment & Products – 0.5%
Mattel, Inc.	104,800	2,793,968

Machinery – 4.1%
Caterpillar, Inc.(a)	122,200	12,072,138
Deere & Co.(a)	144,400	11,336,844

		23,408,982

Media – 0.9%
Comcast Corp.(a)	218,700	5,104,458
The McGraw-Hill Cos., Inc.	4,100	170,560

		5,275,018

Metals & Mining – 4.1%
BHP Billiton Ltd. - ADR(a)	176,200	16,131,110
Rio Tinto Plc - ADR(a)	73,800	5,238,324
Southern Copper Corp.(a)	66,100	2,257,976

		23,627,410

Multi-Utilities – 2.4%
Consolidated Edison, Inc.(a)	26,200	1,378,120
Dominion Resources, Inc.	104,100	5,043,645
Public Service Enterprise Group, Inc.	104,000	3,406,000
Sempra Energy(a)	35,100	1,779,219
Wisconsin Energy Corp.	59,000	1,808,350

		13,415,334

Oil, Gas & Consumable Fuels – 13.9%
Chevron Corp.	179,250	18,645,585
ConocoPhillips	99,300	7,148,607
Enbridge, Inc.	210,500	6,911,283
EQT Corp.	76,800	4,875,264
Exxon Mobil Corp.(a)	163,900	13,077,581
Kinder Morgan, Inc.(a)(b)	35,400	999,342
Marathon Oil Corp.	126,600	3,920,802
Marathon Petroleum Corp.(b)	63,300	2,771,907
Murphy Oil Corp.(a)	10,900	699,998
Occidental Petroleum Corp.(a)	64,500	6,332,610
Peabody Energy Corp.(a)	22,100	1,270,087
Spectra Energy Corp.(a)	99,000	2,674,980
Total SA - ADR	184,700	9,986,729

		79,314,775

Paper & Forest Products – 1.1%
MeadWestvaco Corp.	134,000	4,172,760
Weyerhaeuser Co.	111,800	2,234,882

		6,407,642

Pharmaceuticals – 5.7%
Abbott Laboratories(a)	88,700	4,552,084
Bristol-Myers Squibb Co.(a)	300,200	8,603,732
Johnson & Johnson	92,200	5,973,638
Merck & Co., Inc.(a)	172,000	5,870,360
Pfizer, Inc.(a)	400,000	7,696,000

		32,695,814

Road & Rail – 1.9%
Canadian National Railway Co.	88,000	6,587,680
Union Pacific Corp.(a)	40,300	4,129,944

		10,717,624

Semiconductors & Semiconductor Equipment – 0.9%
Intel Corp.(a)	217,200	4,850,076

Software – 0.5%
Microsoft Corp.	109,500	3,000,300

Specialty Retail – 1.9%
Home Depot, Inc.	150,300	5,249,979
Limited Brands, Inc.(a)	148,300	5,614,638

		10,864,617

Textiles, Apparel & Luxury Goods – 1.1%
VF Corp.(a)	55,200	6,447,360

Tobacco – 3.2%
Altria Group, Inc.(a)	116,000	3,050,800
Lorillard, Inc.(a)	42,700	4,535,594
Philip Morris International, Inc.(a)	146,900	10,454,873

		18,041,267

Water Utilities – 0.6%
American Water Works Co., Inc.	117,300	3,284,400

Wireless Telecommunication Services – 0.6%
Rogers Communications, Inc., Class B	23,300	889,616
Vodafone Group Plc - ADR(a)	95,500	2,683,550

		3,573,166

Total Common Stocks – 95.8%		545,775,513

Exchange-Traded Funds – 1.5%
SPDR S&P 500 ETF Trust(a)	65,000	8,388,250

Total Long-Term Investments (Cost – $541,766,164) – 97.3%		554,163,763

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(c)(d)	14,579,868	14,579,868

Total Short-Term Securities (Cost – $14,579,868) – 2.5%		14,579,868

Total Investments Before Outstanding Options Written (Cost – $556,346,032*) – 99.8%		568,743,631

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Equity Dividend Trust (BDV)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written – (0.2)%
Abbott Laboratories:
Strike Price USD 53.75, Expires 8/12/11	25	$(108)
Strike Price USD 52.50, Expires 8/22/11	151	(4,757)
Altria Group, Inc., Strike Price USD 27, Expires 9/19/11	230	(7,705)
American Electric Power Co., Inc., Strike Price USD 38, Expires 9/19/11	135	(3,375)
American Express Co., Strike Price USD 52.50, Expires 8/22/11	240	(11,400)
AT&T Inc.:
Strike Price USD 31, Expires 8/22/11	150	(975)
Strike Price USD 30, Expires 9/19/11	520	(23,920)
Automatic Data Processing, Inc., Strike Price USD 52.50, Expires 8/22/11	60	(3,300)
Bank of America Corp., Strike Price USD 10, Expires 8/22/11	435	(12,180)
The Bank of New York Mellon Corp., Strike Price USD 26, Expires 9/19/11	115	(7,590)
BCE, Inc., Strike Price USD 40, Expires 9/19/11	109	(3,542)
BHP Billiton Ltd. - ADR:
Strike Price USD 100, Expires 8/22/11	99	(2,524)
Strike Price USD 95, Expires 8/22/11	250	(28,875)
Bristol-Myers Squibb Co., Strike Price USD 28, Expires 8/22/11	600	(59,400)
Caterpillar, Inc.:
Strike Price USD 111, Expires 8/22/11	135	(4,437)
Strike Price USD 110, Expires 9/19/11	110	(13,915)
CenturyLink, Inc., Strike Price USD 41, Expires 8/22/11	120	(600)
The Coca-Cola Co., Strike Price USD 67.50, Expires 8/22/11	220	(29,810)
Comcast Corp., Strike Price USD 25, Expires 8/22/11	72	(1,440)
Consolidated Edison, Inc., Strike Price USD 52.75, Expires 9/12/11	50	(3,159)
Deere & Co., Strike Price USD 82.50, Expires 8/22/11	290	(35,670)
Diageo Plc - ADR:
Strike Price USD 85, Expires 8/22/11	78	(2,145)
Strike Price USD 85, Expires 9/19/11	65	(5,525)
E.I. du Pont de Nemours & Co., Strike Price USD 55, Expires 8/22/11	195	(3,608)
Exxon Mobil Corp., Strike Price USD 82.50, Expires 8/22/11	60	(3,450)
Frontier Communications Corp., Strike Price USD 8, Expires 8/22/11	62	(620)
General Dynamics Corp., Strike Price USD 72.50, Expires 9/19/11	160	(13,200)
General Electric Co., Strike Price USD 19, Expires 8/22/11	760	(10,640)
General Mills, Inc.:
Strike Price USD 38, Expires 8/22/11	56	(1,540)
Strike Price USD 38, Expires 9/19/11	130	(7,865)
Hewlett-Packard Co., Strike Price USD 36, Expires 8/22/11	1,078	(86,779)
Honeywell International, Inc.:
Strike Price USD 59, Expires 8/12/11	30	(83)
Strike Price USD 57.50, Expires 8/22/11	150	(2,775)
Intel Corp., Strike Price USD 22, Expires 8/22/11	430	(29,025)
International Business Machines Corp., Strike Price USD 175, Expires 8/22/11	120	(92,400)
ITC Holdings Corp., Strike Price USD 71.50, Expires 8/31/11	25	(2,438)
Johnson Controls, Inc.:
Strike Price USD 41, Expires 8/22/11	60	(600)
Strike Price USD 42, Expires 8/22/11	110	(1,100)
JPMorgan Chase & Co.:
Strike Price USD 42, Expires 8/22/11	500	(31,000)
Strike Price USD 43, Expires 9/19/11	230	(17,940)
Kinder Morgan, Inc., Strike Price USD 28.75, Expires 8/31/11	70	(4,602)
Kraft Foods, Inc., Class A, Strike Price USD 36, Expires 8/22/11	265	(2,915)
Limited Brands, Inc.:
Strike Price USD 41, Expires 8/22/11	280	(9,800)
Strike Price USD 40, Expires 8/22/11	15	(900)
Lorillard, Inc., Strike Price USD 110, Expires 8/22/11	73	(11,315)
M&T Bank Corp., Strike Price USD 85, Expires 8/22/11	33	(8,828)
Mead Johnson Nutrition Co., Strike Price USD 70, Expires 8/22/11	153	(36,414)
Merck & Co., Inc., Strike Price USD 37, Expires 8/22/11	155	(543)
Murphy Oil Corp.:
Strike Price USD 65, Expires 8/22/11	10	(1,700)
Strike Price USD 67.50, Expires 8/22/11	10	(900)
Northeast Utilities, Strike Price USD 35.50, Expires 9/19/11	115	(2,834)
Northrop Grumman Corp., Strike Price USD 67.50, Expires 8/22/11	170	(1,700)
Occidental Petroleum Corp., Strike Price USD 105, Expires 8/22/11	130	(10,595)
Olin Corp., Strike Price USD 22.50, Expires 8/22/11	240	(3,600)
Peabody Energy Corp., Strike Price USD 57.50, Expires 8/22/11	45	(9,225)
Pfizer, Inc., Strike Price USD 21, Expires 8/22/11	50	(225)
Philip Morris International, Inc.:
Strike Price USD 70, Expires 8/22/11	100	(21,750)
Strike Price USD 67.50, Expires 8/22/11	200	(82,000)
PPL Corp.:
Strike Price USD 27.85, Expires 8/22/11	55	(2,357)
Strike Price USD 27.85, Expires 9/06/11	55	(2,695)
Praxair, Inc., Strike Price USD 115, Expires 8/22/11	85	(850)
The Procter & Gamble Co., Strike Price USD 65, Expires 8/22/11	230	(2,760)
Prudential Financial, Inc., Strike Price USD 62.50, Expires 8/22/11	150	(10,800)
Raytheon Co., Strike Price USD 49, Expires 8/22/11	75	(375)
Rio Tinto Plc - ADR, Strike Price USD 72.50, Expires 8/22/11	150	(18,000)
Rockwell Automation, Inc., Strike Price USD 85, Expires 8/22/11	53	(530)
Schlumberger Ltd., Strike Price USD 85, Expires 8/22/11	95	(61,750)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Equity Dividend Trust (BDV)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (concluded)
Sempra Energy, Strike Price USD 52.50, Expires 9/19/11	70	$(4,025)
The Southern Co., Strike Price USD 40, Expires 8/22/11	200	(6,100)
Southern Copper Corp., Strike Price USD 37, Expires 9/19/11	135	(8,775)
SPDR S&P 500 ETF Trust:
Strike Price USD 134, Expires 8/22/11	163	(15,322)
Strike Price USD 135, Expires 8/22/11	162	(10,611)
Spectra Energy Corp., Strike Price USD 27.50, Expires 8/22/11	200	(5,686)
Temple-Inland, Inc., Strike Price USD 31, Expires 8/22/11	155	(3,875)
The Toronto-Dominion Bank:
Strike Price USD 85, Expires 8/22/11	63	(1,732)
Strike Price USD 82.50, Expires 8/22/11	51	(4,208)
U.S. Bancorp:
Strike Price USD 25, Expires 8/22/11	230	(32,890)
Strike Price USD 24.95, Expires 9/09/11	250	(40,367)
Union Pacific Corp.:
Strike Price USD 100, Expires 8/22/11	15	(6,450)
Strike Price USD 105, Expires 8/22/11	65	(10,692)
United Parcel Service, Class B:
Strike Price USD 72.50, Expires 8/22/11	110	(3,135)
Strike Price USD 75, Expires 8/22/11	20	(190)
United Technologies Corp., Strike Price USD 87.50, Expires 8/22/11	230	(8,970)
VF Corp., Strike Price USD 110, Expires 8/22/11	110	(86,900)
Vodafone Group Plc - ADR, Strike Price USD 27, Expires 8/22/11	190	(25,650)
Wells Fargo & Co.:
Strike Price USD 27, Expires 8/22/11	290	(41,325)
Strike Price USD 28, Expires 8/22/11	290	(24,360)
Strike Price USD 30, Expires 9/19/11	290	(13,630)

Total Exchange-Traded Call Options Written		(1,236,271)

Over-the-Counter Call Options Written – (0.1)%
American Water Works Co., Inc., Strike Price USD 29.35, Expires 8/09/11, Broker Goldman Sachs & Co.	23,500	(474)
Bank of Nova Scotia, Strike Price CAD 59, Expires 8/22/11, Broker T.D. Securities	230	(1,444)
CenturyLink, Inc., Strike Price USD 39.62, Expires 9/08/11, Broker UBS Securities LLC	35,000	(8,154)
Chevron Corp., Strike Price USD 106.76, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	36,000	(76,528)
Comcast Corp., Strike Price USD 22.87, Expires 8/04/11, Broker Morgan Stanley & Co., Inc.	36,500	(19,788)
Dominion Resources, Inc, Strike Price USD 48.50, Expires 8/31/11, Broker Deutsche Bank Securities Corp.	21,000	(17,532)
Duke Energy Corp., Strike Price USD 19, Expires 8/31/11, Broker Citigroup Global Markets, Inc.	23,000	(2,455)
E.I. du Pont de Nemours & Co., Strike Price USD 55.02, Expires 9/06/11, Broker Goldman Sachs & Co.	7,000	(3,145)
Enbridge, Inc., Strike Price CAD 31.50, Expires 9/19/11, Broker T.D. Securities	420	(27,914)
EQT Corp., Strike Price USD 50.99, Expires 8/08/11, Broker Citigroup Global Markets, Inc.	15,500	(193,549)
Exxon Mobil Corp., Strike Price USD 83.37, Expires 9/09/11, Broker Morgan Stanley & Co., Inc.	26,500	(21,720)
FirstEnergy Corp., Strike Price USD 43.30, Expires 8/31/11, Broker Deutsche Bank Securities Corp.	5,000	(8,518)
General Electric Co.:
Strike Price USD 18.90, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	15,500	(3,263)
Strike Price USD 19.06, Expires 9/08/11, Broker UBS Securities LLC	18,000	(3,724)
General Mills, Inc., Strike Price USD 37.85, Expires 8/31/11, Broker Goldman Sachs & Co.	7,500	(3,257)
HJ Heinz Co., Strike Price USD 53.62, Expires 8/12/11, Broker Goldman Sachs & Co.	14,000	(2,062)
Johnson & Johnson, Strike Price USD 67.54, Expires 8/25/11, Broker Morgan Stanley & Co., Inc.	18,500	(3,343)
Marathon Oil Corp., Strike Price USD 52.65, Expires 8/09/11, Broker Morgan Stanley & Co., Inc.	26,500	(34,241)
Mattel, Inc., Strike Price USD 27.50, Expires 9/12/11, Broker Deutsche Bank Securities Corp.	21,000	(8,001)
McDonald’s Corp., Strike Price USD 86, Expires 8/29/11, Broker Goldman Sachs & Co.	22,000	(39,423)
MeadWestvaco Corp., Strike Price USD 33.25, Expires 9/16/11, Broker Citigroup Global Markets, Inc.	26,500	(10,513)
Merck & Co., Inc., Strike Price USD 36.75, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	18,000	(30)
National Bank of Canada, Strike Price CAD 80, Expires 8/22/11, Broker T.D. Securities	184	(1,059)
NextEra Energy, Inc., Strike Price USD 57.40, Expires 8/31/11, Broker Societe General Securities Corp.	16,000	(5,369)
Pfizer, Inc., Strike Price USD 21.50, Expires 8/04/11, Broker Deutsche Bank Securities Corp.	75,000	(10)
Public Service Enterprise Group, Inc., Strike Price USD 32, Expires 9/12/11, Broker UBS Securities LLC	21,000	(29,801)
Raytheon Co., Strike Price USD 45.89, Expires 8/29/11, Broker Citigroup Global Markets, Inc.	25,000	(14,667)
Rockwell Collins, Inc., Strike Price USD 59, Expires 8/31/11, Broker Deutsche Bank Securities Corp.	4,700	(1,020)
Rogers Communications, Inc., Class B, Strike Price CAD 38, Expires 8/22/11, Broker T.D. Securities	47	(467)
The Travelers Cos., Inc.:
Strike Price USD 59.19, Expires 8/29/11, Broker Goldman Sachs & Co.	22,500	(3,784)
Strike Price USD 57.98, Expires 9/09/11, Broker Credit Suisse First Boston	5,100	(1,867)
Unilever NV, Strike Price USD 32.95, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	40,000	(14,190)
Weyerhaeuser Co., Strike Price USD 22.41, Expires 8/29/11, Broker Deutsche Bank Securities Corp.	22,500	(2,534)

4	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock Equity Dividend Trust (BDV)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (concluded)
Windstream Corp., Strike Price USD 12.60, Expires 8/31/11, Broker Deutsche Bank Securities Corp.	29,500	$(2,803)
Wisconsin Energy Corp., Strike Price USD 31.35, Expires 9/12/11, Broker JPMorgan Chase Securities	12,000	(2,297)

Total Over-the-Counter Call Options Written		(568,946)

Total Options Written (Premiums Received – $2,221,862) – (0.3)%		(1,805,217)

Total Investments Net of Outstanding Options Written – 99.5%		566,938,414
Other Assets Less Liabilities – 0.5%		2,751,397

Net Assets – 100.0%		$569,689,811

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$566,872,826

Gross unrealized appreciation	$12,998,823
Gross unrealized depreciation	(11,128,018)

Net unrealized appreciation	$1,870,805

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,437,531	8,142,337	14,579,868	$124	$13,237

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	45,915	CAD	44,000	Citigroup Global Markets, Inc.	8/02/11	$(136)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$545,775,513	–	–	$545,775,513
Exchange-Traded Funds	8,388,250	–	–	8,388,250
Short-Term Securities	14,579,868	–	–	14,579,868

Total	$568,743,631	–	–	$568,743,631

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(1,198,389)	$(606,828)	–	$(1,805,217)
Foreign currency exchange contracts	(136)	–	–	(136)

Total	$(1,198,525)	$(606,828)	–	$(1,805,353)

[2]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

JULY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Equity Dividend Trust

Date: September 26, 2011